Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2022 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust. Effective May 23, 2022, the Fund seeks its investment objective by allocating its assets to certain registered investment companies (each a Portfolio) sponsored by the Eaton Vance organization. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2022, the Fund owned 99.9% of Short Duration Inflation-Protected Income Portfolio's outstanding interests and 3.0% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2022 is set forth below.

Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Senior Debt Portfolio	$ 254,022,729	24.2%
(identified cost, $269,487,402)
Short Duration Inflation-Protected Income Portfolio	794,662,171	75.6
(identified cost, $804,107,799)
Total Investments in Affiliated Portfolios (identified cost $1,073,595,201)	$1,048,684,900	99.8%
Total Investments (identified cost, $1,073,595,201)	$1,048,684,900	99.8%
Other Assets, Less Liabilities	$ 1,659,798	0.2%
Net Assets	$1,050,344,698	100.0%
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $0. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.699%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ —	$6,327,630	$(6,278,071)(1)	$ —	$(49,744)	$ —	$19,728	$ —
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	9,713,035	232,876,303	(242,589,315)	(23)	—	—	4,215	—
Liquidity Fund, Institutional Class(2)	—	94,544,817	(94,544,817)(3)	—	—	—	19,657	—
Total				$(23)	$(49,744)	$ —	$43,600
(1)	Represents amount transferred to Short Duration Inflation-Protected Income Portfolio.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
(3)	Included in sales is $30,694,290 representing the amount transferred to Short Duration Inflation-Protected Income Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2022 and October 31, 2021, the Fund’s investments in the Portfolio(s) were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
The Short Duration Inflation-Protected Income Portfolio’s Portfolio of Investments is set forth below. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at July 31, 2022 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Short Duration Inflation-Protected Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.9%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$730	$ 732,073
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	23	22,809
LL ABS Trust, Series 2022-1A, Class A, 3.76%, 11/15/29(1)	3,387	3,350,540
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	58	54,450
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	3,853	3,795,225
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	4,482	4,326,689
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	868	799,359
Stack Infrastructure Issuer, LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	961	956,267
Vantage Data Centers, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	983,454
Total Asset-Backed Securities (identified cost $15,478,925)		$ 15,020,866

Commercial Mortgage-Backed Securities — 3.7%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.919%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$8,707	$ 8,587,498
Series 2021-VOLT, Class B, 2.949%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	5,000	4,737,177
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 3.069%, (1 mo. USD LIBOR + 1.07%), 12/15/37(1)(2)	3,135	3,102,223
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.111%, 8/10/50(1)(3)	2,331	2,311,953
Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(3)	455	441,224
Series 2015-CR22, Class D, 4.071%, 3/10/48(1)(3)	1,000	899,689
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 3.149%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,000	2,926,076
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.699%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(4)	6,337	6,287,760
Total Commercial Mortgage-Backed Securities (identified cost $29,814,856)		$ 29,293,600

U.S. Treasury Obligations — 90.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
2.00%, 1/15/26(5)	$36,804	$ 39,514,952
2.375%, 1/15/25(5)	35,653	37,895,733
2.375%, 1/15/27(5)	40,569	45,008,936
U.S. Treasury Inflation-Protected Notes:
0.125%, 7/15/24(5)	36,917	37,294,286
0.125%, 10/15/24(5)	45,555	45,903,914
0.125%, 4/15/25(5)	33,936	34,207,140
0.125%, 10/15/25(5)	45,045	45,586,686
0.125%, 4/15/26(5)	44,567	44,936,647
0.125%, 7/15/26(5)	32,913	33,337,305
0.125%, 10/15/26(5)	34,218	34,665,557
0.125%, 4/15/27(5)	27,941	28,228,701
0.25%, 1/15/25(5)	37,009	37,401,467
0.375%, 7/15/23(5)	32,645	33,010,132
0.375%, 7/15/25(5)	36,964	37,710,258
0.375%, 1/15/27(5)	33,869	34,573,662
0.375%, 7/15/27(5)	19,112	19,622,989
0.50%, 4/15/24(5)	39,390	39,904,919
0.625%, 1/15/24(5)	41,325	41,904,862
0.625%, 1/15/26(5)	45,499	46,730,961
Total U.S. Treasury Obligations (identified cost $736,230,683)		$717,439,107

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(6)	21,201,471	$ 21,201,471
Total Short-Term Investments (identified cost $21,201,471)		$ 21,201,471
Total Investments — 98.5% (identified cost $802,725,935)		$782,955,044
Other Assets, Less Liabilities — 1.5%		$ 11,717,237
Net Assets — 100.0%		$794,672,281

Short Duration Inflation-Protected Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $44,314,466 or 5.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Short Duration Inflation-Protected Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on May 23, 2022 with the transfer of investments and related assets by Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio.
Investment Valuation and Other
The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Investment Transactions. Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.47% (pays upon termination)	4/21/24	$ (18,707)
USD	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.34% (pays upon termination)	3/2/25	737,924

Short Duration Inflation-Protected Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.40% (pays upon termination)	3/6/25	$ 717,915
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.66% (pays upon termination)	3/27/25	719,933
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.27% (pays upon termination)	3/28/25	(173,603)
USD	35,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.04% (pays upon termination)	4/25/25	(157,879)
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.92% (pays upon termination)	9/2/25	828,891
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.45% (pays upon termination)	3/24/26	849,865
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.76% (pays upon termination)	4/1/26	(55,222)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.73% (pays upon termination)	5/27/26	869,246
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.71% (pays upon termination)	8/11/26	739,846
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.90% (pays upon termination)	9/1/26	743,358
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	792,935
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	844,090
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(83,911)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,022,155
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.81% (pays upon termination)	10/12/27	595,857
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	486,363
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.37% (pays upon termination)	3/10/28	241,568
							$9,700,624
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	$623,960
								$623,960

Short Duration Inflation-Protected Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.
Affiliated Investments
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $27,489,231, which represents 3.5% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.699%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ —	$6,278,071(1)	$ —	$ —	$9,647	$6,287,760	$25,183	$6,337,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	—	111,701,611(3)	(90,500,140)	—	—	21,201,471	56,344	21,201,471
Total				$ —	$9,647	$27,489,231	$81,527
(1)	Represents the amount transferred from the Fund.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
(3)	Included in purchases is $30,694,290 representing the amount transferred from the Fund.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 15,020,866	$ —	$ 15,020,866
Commercial Mortgage-Backed Securities	—	29,293,600	—	29,293,600

Short Duration Inflation-Protected Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$717,439,107	$ —	$717,439,107
Short-Term Investments	21,201,471	—	—	21,201,471
Total Investments	$21,201,471	$761,753,573	$ —	$782,955,044
Swap Contracts	$ —	$ 10,813,906	$ —	$ 10,813,906
Total	$21,201,471	$772,567,479	$ —	$793,768,950
Liability Description
Swap Contracts	$ —	$ (489,322)	$ —	$ (489,322)
Total	$ —	$ (489,322)	$ —	$ (489,322)